HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TEN:

FILE NO. 333-101925	PUTNAM HARTFORD CAPITAL MANAGER (SERIES VIII/VIIIR)
FILE NO. 333-101929	PUTNAM HARTFORD CAPITAL ACCESS (SERIES II/IIR)
FILE NO. 333-101940	PUTNAM HARTFORD CAPITAL MANAGER EDGE (SERIES III/IIIR)
FILE NO. 333-101946	PUTNAM HARTFORD CAPITAL MANAGER PLUS (SERIES II/IIR)
FILE NO. 333-101952	PUTNAM HARTFORD CAPITAL MANAGER OUTLOOK (SERIES II/IIR)
FILE NO. 333-69439	PUTNAM HARTFORD CAPITAL MANAGER (SERIES VII/VIIR)
PUTNAM HARTFORD ASSETMANAGER (SERIES I/IR)
FILE NO. 333-50467	PUTNAM HARTFORD CAPITAL ACCESS (SERIES I/IR)
FILE NO. 333-66939	PUTNAM HARTFORD CAPITAL MANAGER EDGE (SERIES II)
PUTNAM HARTFORD CAPITAL MANAGER EDGE (SERIES I/IR)
FILE NO. 333-91929	PUTNAM HARTFORD CAPITAL MANAGER PLUS (SERIES I/IR)
FILE NO. 333-39604	PUTNAM HARTFORD CAPITAL MANAGER OUTLOOK (SERIES I/IR)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT TEN:

FILE NO. 333-101926	PUTNAM HARTFORD CAPITAL MANAGER (SERIES VIII/VIIIR)
FILE NO. 333-101930	PUTNAM HARTFORD CAPITAL ACCESS (SERIES II/IIR)
FILE NO. 333-101941	PUTNAM HARTFORD CAPITAL MANAGER EDGE (SERIES III/IIIR)
FILE NO. 333-101947	PUTNAM HARTFORD CAPITAL MANAGER PLUS (SERIES II/IIR)
FILE NO. 333-101953	PUTNAM HARTFORD CAPITAL MANAGER OUTLOOK (SERIES II/IIR)
FILE NO. 333-69429	PUTNAM HARTFORD CAPITAL MANAGER (SERIES VII/VIIR)
FILE NO. 333-50465	PUTNAM HARTFORD CAPITAL ACCESS (SERIES I/IR)
FILE NO. 333-66935	PUTNAM HARTFORD CAPITAL MANAGER EDGE (SERIES II)
PUTNAM HARTFORD CAPITAL MANAGER EDGE (SERIES I/IR)
FILE NO. 333-91931	PUTNAM HARTFORD CAPITAL MANAGER PLUS (SERIES I/IR)
FILE NO. 333-39608	PUTNAM HARTFORD CAPITAL MANAGER OUTLOOK (SERIES I/IR)

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SIX:

FILE NO. 033-86330	HARTFORD PATHMAKER

Annual Product Information Notice Dated

May 1, 2008 to the Prospectus Dated May 1, 2007

Annual Product Information Notice

Dated May 1, 2008

Effective April 30, 2008, we will no longer file updated prospectuses and/or statements of additional information (“SAI”) for your variable annuity with the Securities and Exchange Commission. This Annual Product Information Notice updates information regarding your variable annuity.  Please keep this Notice for future reference.

Distribution Arrangements

For the fiscal year ended December 31, 2007, In-Bound Revenue Sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), Marketing Expense Allowances and Additional Payments did not exceed: $162.2 million (excluding indirect benefits received by offering HLS Funds as investment options), $15.8 million (approximately 0.25% of the Premium Payments invested in a particular Fund) and approximately $66.4 million ((excluding corporate-sponsorship related perquisites) or approximately 0.06% based on average assets), respectively.

Legal Matters

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.

Miscellaneous

Information Regarding Tax-Qualified Retirement Plans, Section 6 is amended to include the following:

The required minimum distribution (RMD) amount for each year is determined generally by dividing the account balance by the applicable life expectancy.  This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year.  The RMD rules also contain a minimum benefit rule which may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse.  RMDs also can be made in the form of annuity payments that satisfy the rules set forth in regulations under the Code relating to RMDs, including incidental benefit restrictions.

HV-6673